Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties	Nature of relationships with related parties

Name	Relationship with the Company
Wenzao Huang	Director and shareholder of the Company
Yunjun Huang	Director and shareholder of the Company
Rongjun Xu	CEO of the Company
Lihui Xu	Ultimate controller of Kerui Enterprise Limited, shareholder of the Company
Lianken Enterprise Limited (“Lianken”)	100% owned by Wenzao Huang
Tianhua Enterprise Limited (“Tianhua”)	100% owned by Xiaolong Chen
Xingcan Enterprise Limited (“Xingcan”)	100% owned by Yunjun Huang
Weibo Enterprise Limited (“Weibo”)	100% owned by Jinliang Xu
Quanzhou Huasen Hardware and Plastic Products Co., Ltd (“Quanzhou Huasen”)	100% owned by Wenzao Huang

Schedule of Operating Entity’s Accounts Receivable Balance with Related Parties	Related party balances

Accounts	Name of related parties	As of June 30, 2026	As of December 31, 2025
Due to related parties	Wenzao Huang	$858,911	$280,541
	Lihui Xu	—	1,330
Due to related parties		$858,911	$281,871

Accounts	Name of related parties	As of June 30, 2026	As of December 31, 2025
Due from related parties	Xiaolong Chen	25,097	5,807
	Yunjun Huang	9,502	2,173
	Lihui Xu	18,985	—
	Lianken	1,160	1,169
	Tianhua	1,160	1,169
	Xingcan	1,160	1,169
	Weibo	1,160	1,169
Due from related parties		$58,224	$12,656

Schedule of Borrowings Unsecured, Repayable on Demand, and Interest-Free

For the six months ended June 30, 2026, the related parties provided working capital to support the Operating Entity’s operations when needed. The borrowings were unsecured, repayable on demand, and interest-free. The following table summarizes the Operating Entity’s borrowing transactions with the related parties:

Name of related parties	Lend to Operating Entity	Collect from Operating Entity
Wenzao Huang	$578,369	$—
Lihui Xu	—	1,330
Total	$578,369	$1,330

For the six months ended June 30, 2026, the Operating Entity provided loans to related parties. The borrowings were unsecured, repayable on demand, and interest-free. The following table summarizes the Operating Entity’s borrowing transactions with the related parties:

Name of related parties	Lend from Operating Entity	Repaid to Operating Entity
Xiaolong Chen	$19,254	$—
Yunjun Huang	7,329	—
Lihui Xu	18,985	—
Total	$45,568	$—

For the six months ended June 30, 2025, the Operating Entity provided loans to related parties. The borrowings were unsecured, due on demand, and interest-free. The following table summarizes the Operating Entity’s borrowing transactions with the related parties:

Name of related parties	Lend from Operating Entity	Repaid to Operating Entity
Lianken	$267	$—
Tianhua	267	—
Xingcan	268	—
Weibo	268	—
Total	$1,070	$—

Schedule of Operating Entity’s Sales Transactions
Transaction Types	Name of related parties	For the six months ended June 30, 2026	For the six months ended June 30, 2025
Sales	Quanzhou Huasen	$25,429	$11,592
Total		$25,429	$11,592

Schedule of Operating Entity’s Accounts Receivable Balance with Related Parties

The following table summarizes the Operating Entity’s accounts receivable balance with the related parties:

Accounts	Name of related parties	As of June 30, 2026	As of December 31, 2025
Accounts receivable	Quanzhou Huasen	$2,332	$11,753
Total		$2,332	$11,753